Property and Equipment (Details) - Schedule of Property and Equipment - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cost
Balance at beginning	$ 3,104,861	$ 976,209
Additions	98,534	2,128,652
Balance at ending	3,203,395	3,104,861
Depreciation
Balance at beginning	903,886	699,884
Charge for the year (note 8)	486,771	204,002
Balance at ending	1,390,657	903,886
Net carrying amount
Balance at ending	1,812,738	2,200,975
General installations [Member]
Cost
Balance at beginning	2,038,545	615,328
Additions	80,271	1,423,217
Balance at ending	2,118,816	2,038,545
Depreciation
Balance at beginning	638,800	515,430
Charge for the year (note 8)	300,395	123,370
Balance at ending	939,195	638,800
Net carrying amount
Balance at ending	1,179,621	1,399,745
Office and Computer equipment [Member]
Cost
Balance at beginning	529,321	308,115
Additions	18,263	221,206
Balance at ending	547,584	529,321
Depreciation
Balance at beginning	203,458	144,388
Charge for the year (note 8)	85,941	59,070
Balance at ending	289,399	203,458
Net carrying amount
Balance at ending	258,185	325,863
Furniture & fixtures [Member]
Cost
Balance at beginning	536,995	52,766
Additions		484,229
Balance at ending	536,995	536,995
Depreciation
Balance at beginning	61,628	40,066
Charge for the year (note 8)	100,435	21,562
Balance at ending	162,063	61,628
Net carrying amount
Balance at ending	$ 374,932	$ 475,367